Debt - Additional Information (Details1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherLiabilitiesNoncurrent
Debt Instrument [Line Items]
Fair value of interest rate collars		$ 2,474
Interest Rate Hedges | Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherAssets
Debt Instrument [Line Items]
Fair value of interest rate collars	$ 2,162
Interest Rate Hedges | Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherLiabilitiesNoncurrent
Debt Instrument [Line Items]
Fair value of interest rate collars		2,474
Interest Rate Caps | Location, Statement of Financial Position, Balance [Axis]: us-gaap:PrepaidExpenseAndOtherAssetsCurrent
Debt Instrument [Line Items]
Derivative asset		$ 0	$ 109